Segment Reporting (Details) - Schedule of Segment Information Provided to the Group CEO - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Schedule of Segment Information Provided to the Group CEO [Line Items]
Subscription revenue	R 3,535,805	R 3,010,072	R 2,568,165
Other revenue	90,879	72,709	71,055
Vehicle sales	274,787	250,845	67,310
Delivery service	304,040	173,441	39,621
Segment revenue	4,205,511	3,507,067	2,746,151
Segment operating profit/ (loss)	1,042,502	881,915	699,125
Depreciation and amortization	648,142	544,931	497,359
Capital expenditure	927,568	626,309	596,450
Cartrack [Member]
Schedule of Segment Information Provided to the Group CEO [Line Items]
Subscription revenue	3,522,816	3,003,931	2,565,745
Other revenue	90,879	72,709	71,055
Vehicle sales
Delivery service
Segment revenue	3,613,695	3,076,640	2,636,800
Segment operating profit/ (loss)	1,069,313	914,981	715,336
Depreciation and amortization	640,419	541,238	497,161
Capital expenditure	923,579	605,716	594,171
Carzuka [Member]
Schedule of Segment Information Provided to the Group CEO [Line Items]
Subscription revenue
Other revenue
Vehicle sales	274,787	250,845	67,310
Delivery service
Segment revenue	274,787	250,845	67,310
Segment operating profit/ (loss)	(52,907)	(37,813)	(13,302)
Depreciation and amortization	5,386	2,133	97
Capital expenditure	317	12,074	1,916
Karooooo Logistics [Member]
Schedule of Segment Information Provided to the Group CEO [Line Items]
Subscription revenue	12,989	6,141	2,420
Other revenue
Vehicle sales
Delivery service	304,040	173,441	39,621
Segment revenue	317,029	179,582	42,041
Segment operating profit/ (loss)	26,096	4,747	(2,909)
Depreciation and amortization	2,337	1,560	101
Capital expenditure	R 3,672	R 8,519	R 363